Shareholder Report, Holdings (Details) - C000234830	Oct. 31, 2025
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	37.30%